Consolidated Statements of Comprehensive Income (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Net unrealized holding gains on investment securities, unrealized gains related to debt securities with credit component realized in earnings, net of tax	¥ 17	¥ 56	¥ 183